Offsets	Feb. 25, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kymera Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-282912
Initial Filing Date	Oct. 31, 2024
Fee Offset Claimed	$ 27,389.08
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Termination / Withdrawal Statement	On October 31, 2024, the registrant filed a registration statement on Form S-3 (File No. 333-282912), including a prospectus in connection with its 2024 "at-the-market" offering program (the "2024 ATM Prospectus"). The registrant paid a filing fee in the amount of $27,389.08 to register shares of its common stock with a maximum aggregate offering price of $300,000,000, which fee was calculated pursuant to Rule 457(o) under the Securities Act. The offering pursuant to the 2024 ATM Prospectus has terminated. As of the termination of the offering made pursuant to the 2024 ATM Prospectus, $300,000,000 of shares of the registrant's common stock remained unsold. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $27,389.08 relating to the unsold securities are being carried forward.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kymera Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-282912
Filing Date	Oct. 31, 2024
Fee Paid with Fee Offset Source	$ 27,389.08